Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Total Income Tax
Total income tax (benefit)/expense for the twelve months ended December 31, 2019, 2018 and 2017 was allocated as follows:

	Twelve Months Ended December 31,
	2019	2018	2017
	($ in millions)
Income tax expense/(benefit) allocated to net loss	$22.9	$(10.2)	$(15.4)
Income tax expense/(benefit) allocated to other comprehensive income	11.2	4.1	(17.4)
Total income tax expense/(benefit)	$34.1	$(6.1)	$(32.8)

Schedule of Income Tax by Taxing Authority
(Loss)/income from operations before tax and tax expense/(benefit) attributable to that (loss)/income for the twelve months ended December 31, 2019, 2018 and 2017 is provided in the tables below:

	Twelve Months Ended December 31, 2019
	(Loss) before tax	Current tax (benefit)/expense	Deferred tax (benefit)/expense	Total tax (benefit)/expense
	($ in millions)
Bermuda	$(107.6)	$—	$—	$—
U.S. (1) (2)	(60.0)	1.0	6.5	7.4
U.K. (3)	(45.7)	(6.7)	17.3	10.6
Other (4)	(5.5)	4.0	0.9	4.9
Total	$(218.8)	$(1.7)	$24.7	$22.9

	Twelve Months Ended December 31, 2018
	(Loss) before tax	Current tax (benefit)/expense	Deferred tax (benefit)/expense	Total tax (benefit)/expense
	($ in millions)
Bermuda	$(72.1)	$—	$—	$—
U.S.	(81.0)	6.1	(8.1)	(2.0)
U.K.	(4.7)	(12.2)	(0.1)	(12.3)
Other (4)	1.8	4.4	(0.3)	4.1
Total	$(156.0)	$(1.7)	$(8.5)	$(10.2)

	Twelve Months Ended December 31, 2017
	(Loss) before tax	Current tax (benefit)/expense	Deferred tax (benefit)/expense	Total tax (benefit)/expense
	($ in millions)
Bermuda	$(130.0)	$—	$—	$—
U.S.	(140.3)	—	1.1	1.1
U.K.	15.3	14.1	(33.3)	(19.2)
Other	(26.8)	3.0	(0.3)	2.7
Total	$(281.8)	$17.1	$(32.5)	$(15.4)

 ______________

(1)	The $1.0 million current tax expense includes $1.0 million relating to prior years.

(2)
The $6.5 million deferred tax expense includes a $9.9 million valuation allowance against the losses incurred by the U.S. branch of Aspen U.K. Also included is a $3.5 million benefit arising from an unrealized gain on investments, for which an equivalent tax expense has been included in Other Comprehensive Income.

(3)
The $17.3 million deferred tax movement comprises of a $10.9 million credit on operating losses and a $28.2 million expense in respect of a valuation allowance against the net deferred tax assets in the U.K. subsidiaries.

(4)
Included in the current tax expense of $4.0 million within “Other” is $1.0 million (December 31, 2018 — $4.4 million) withholding tax payable in Australia in respect of reinsurance premiums payable to Aspen Bermuda by the Australian branch of Aspen U.K.

Income Tax Reconciliation
The reconciliation between the income tax expense/(benefit) and the statutory rate for the Company for the twelve months ended December 31, 2019, 2018 and 2017 is provided in the table below:

	Twelve Months Ended December 31,
	2019	2018	2017
Income Tax Reconciliation	($ in millions)
Expected tax (benefit)/expense	$—	$—	$—
Overseas statutory tax rates differential	(21.2)	(17.1)	(41.5)
Base erosion and anti-abuse tax (BEAT) expense	0.3	6.0	—
Prior year adjustments (1)	(1.7)	1.4	1.3
Valuation allowance (2)	42.6	7.1	(37.9)
Impact of unrecognized tax benefits (3)	—	(12.8)	0.1
Restricted foreign tax credits	1.5	—	0.7
Australian non-resident withholding tax	1.0	4.4	0.9
Share-based payments	(0.6)	0.2	(0.9)
Foreign exchange	—	0.1	(2.1)
Non-deductible expenses	—	0.7	0.4
Non-taxable items	(0.1)	(0.3)	(0.9)
Impact of changes in statutory tax rates	1.1	0.1	64.5
Total income tax expense/(benefit)	$22.9	$(10.2)	$(15.4)
________________
(1)     The submission dates for filing income tax returns for the Company’s U.S. and U.K. operating subsidiaries are after the submission date of this report. Accordingly, the final tax liabilities may differ from the estimated tax expense included in this report and may result in prior year adjustments being reported. The prior period adjustments for the twelve months ended December 31, 2019, 2018 and 2017 predominantly relate to the determination of results under U.K. GAAP upon which the U.K. tax returns are based. These items can only be ultimately determined after this report is filed.
(2)    The 2019 valuation allowance includes $9.9 million relating to the losses incurred by the U.S. branch of Aspen U.K. and $28.2 million relating to deferred tax assets in U.K. subsidiaries.
(3)     In 2018, the $12.8 million benefit relates to the successful conclusion of a U.K. tax inquiry which enabled the release of a provision we had been holding against the potential disallowance of a prior year adjustment.

Schedule of Unrecognized Tax Benefits
An unrecognized tax benefit of $11.0 million relating to tax deductions for certain expenses was released during the year ended December 31, 2018 following the completion of the U.K. tax authority review.

	Twelve Months Ended December 31,
	2019	2018
	($ in millions)
Unrecognized tax benefits balance at January 1	$—	$11.2
Foreign exchange re-translation	—	(0.2)
Prior year reductions	$—	(11.0)
Unrecognized tax benefits balance at December 31	$—	$—

Tax Effects of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences and carryforwards that give rise to deferred tax assets and deferred tax liabilities are presented in the following table as at December 31, 2019 and 2018:

	As at December 31,
	2019	2018
	($ in millions)
Deferred tax assets:
Share-based payments	$0.3	$2.2
Operating loss carryforwards	121.5	126.4
Net loss reserves and loss adjustment expenses	5.0	5.0
Unrealized losses on investments	—	0.8
Accrued expenses	7.1	7.9
Foreign tax credit carryforwards	—	3.8
Unearned premiums	15.3	15.5
Deferred policy acquisition costs	0.1	—
Office properties and equipment	16.8	11.1
Operating lease liabilities	21.5	3.3
Other temporary differences	6.1	—
Total gross deferred tax assets	193.7	176.0
Less valuation allowance	(149.2)	(111.9)
Net deferred tax assets	$44.5	$64.1

Deferred tax liabilities:
Equalization provision reserves	$—	$—
Unrealized (gains) on investments	(2.7)	—
Intangible assets	(1.6)	(2.5)
Deferred policy acquisition costs	(16.4)	(18.5)
Quota share losses	—	(0.6)
Loss portfolio transfer costs	—	(6.1)
Operating lease assets	(19.9)	—
Other temporary differences	(3.9)	(1.0)
Total gross deferred tax (liabilities)	(44.5)	(28.7)

Net deferred tax assets	$—	$35.4